VY Columbia Contrarian Core Portfolio
VY Columbia Contrarian Core Portfolio (formerly, ING Columbia Contrarian Core Portfolio)
INVESTMENT OBJECTIVE
The Portfolio seeks total return consisting of long-term capital appreciation and current income.
FEES AND EXPENSES OF THE PORTFOLIO
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses VY Columbia Contrarian Core Portfolio		Class ADV	Class I	Class S	Class S2
Management Fees	[1]	0.80%	0.80%	0.80%	0.80%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	none	0.25%	0.50%	[2]
Administrative Services Fees	[1]	0.10%	0.10%	0.10%	0.10%	[2]
Other Expenses	[1]	0.06%	0.06%	0.06%	0.06%	[2]
Total Annual Portfolio Operating Expenses	[1]	1.46%	0.96%	1.21%	1.46%	[2]
Waivers and Reimbursements	[1][3]	(0.26%)	(0.26%)	(0.26%)	(0.36%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.20%	0.70%	0.95%	1.10%	[2]
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Based on Class I shares' expenses adjusted for contractual differences.
[3]	The adviser is contractually obligated to limit expenses to 1.21%, 0.71%, 0.96%, and 1.11% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2015. This obligation will renew if the adviser elects to renew it. The obligation is not subject to possible recoupment by the adviser. The obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2015. Based upon net assets as of December 31, 2013, the management fee waiver for the Portfolio would be an estimated (0.01)%. The management fee waiver will renew if the adviser elects to renew it. The distributor is contractually obligated to waive 0.10% of the distribution fees for Class S2 shares through May 1, 2015. The distribution fee waiver will renew if the distributor elects to renew it. Notwithstanding the foregoing, termination or modification of these obligations requires approval by the Portfolio's board.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VY Columbia Contrarian Core Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	122	436	773	1,724
Class I	72	280	506	1,154
Class S	97	358	640	1,443
Class S2	112	426	763	1,715

Expense Example, No Redemption VY Columbia Contrarian Core Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	122	436	773	1,724
Class I	72	280	506	1,154
Class S	97	358	640	1,443
Class S2	112	426	763	1,715

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 128% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Portfolio invests at least 80% of its net assets in common stocks. In addition, under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the sub-adviser ("Sub-Adviser") believes are undervalued and have the potential for long-term growth and current income.

The Portfolio may also invest up to 20% of its net assets in foreign securities. The Portfolio may invest directly in foreign securities or indirectly through depositary receipts.

The Portfolio may invest in derivatives such as futures, forward contracts, options and swap contracts, including credit default swaps. The Portfolio may use derivative instruments for both hedging and non-hedging purposes, including, for example, to produce incremental earnings, to hedge existing positions, to provide a substitute for a position in an underlying asset, to increase or reduce market or credit exposure, or to increase flexibility.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Portfolio's portfolio. In selecting investments, the Sub-Adviser considers, among other factors:
  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors;
  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and
  overall economic and market conditions.
The Sub-Adviser may sell a security when the security's price reaches a target set by the Sub-Adviser; if the Sub-Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, correlation, valuation, liquidity and leveraging risks.  Certain standardized swaps are subject to mandatory central clearing.  Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free.

Currency    To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Foreign Investments    Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Investment Model    The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues). There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.

Liquidity    If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending    Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Other class shares' performance would be higher than Class ADV shares' performance because of the higher expenses paid by Class ADV shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2013, no performance information for Class S2 shares is provided below.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.57% and Worst quarter: 4th, 2008, -24.26%
Average Annual Total Returns% (for the periods ended December 31, 2013)
Average Annual Total Returns VY Columbia Contrarian Core Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV		34.42%	15.99%	5.35%		Dec. 10, 2001
Class ADV Russell 1000® Index	[1]	33.11%	18.59%	7.78%
Class I		35.18%	16.58%	5.88%		Dec. 10, 2001
Class I Russell 1000® Index	[1]	33.11%	18.59%	7.78%
Class S		34.74%	16.29%	5.62%		Dec. 10, 2001
Class S Russell 1000® Index	[1]	33.11%	18.59%	7.78%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.